SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Excalibur Management Corporation
Address: 3 Post Office Square #700
         Boston  MA  02109-3905

13F File Number:  28-5354

The institutional investment manager filing this report and the peron by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael A. Delduchetto
Title:   President
Phone:   617-451-6707
Signature, Place, and Date of Signing:

   Michael A. Delduchetto      Boston, Massachusetts       October 19, 2010

Report Type  (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total:  61

Form 13F Information Table Value Total:  $72,563

List of Other Included Managers:

none

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579y101      258     2974 SH       SOLE                     2974
ABBOTT LABORATORIES            COM              002824100     1251    23940 SH       SOLE                    23940
ALCOA INC.                     COM              013817101      145    12000 SH       SOLE                    12000
ALLOY INC.                     COM              019855303      370    38151 SH       SOLE                    38151
ALTRIA GROUP, INC.             COM              02209s103      439    18275 SH       SOLE                    18275
AMDOCS LTD                     COM              G02602103     1029    35900 SH       SOLE                    35900
AMGEN, INC.                    COM              031162100      435     7900 SH       SOLE                     7900
AT&T INC                       COM              00206R102     9122   318951 SH       SOLE                   318951
BANK OF AMERICA CORP           COM              060505104      212    16178 SH       SOLE                    16178
BERKSHIRE HATHAWAY INC-CL B    COM              084670702     1822    22038 SH       SOLE                    22038
BRISTOL-MYERS SQUIBB CO.       COM              110122108      556    20525 SH       SOLE                    20525
CAREGUIDE INC.                 COM              14171a200        5   167000 SH       SOLE                   167000
CARLISLE COMPANIES             COM              142339100     6483   216456 SH       SOLE                   216456
CHEVRONTEXACO CORP             COM              166764100      442     5453 SH       SOLE                     5453
CISCO SYSTEMS                  COM              17275R102      498    22740 SH       SOLE                    22740
COCA COLA COMPANY              COM              191216100      694    11854 SH       SOLE                    11854
CONOCOPHILLIPS                 COM              20825c104     2384    41519 SH       SOLE                    41519
CVS CAREMARK CORP.             COM              126650100      727    23113 SH       SOLE                    23113
DELIA*S INC                    COM              246911101       71    37607 SH       SOLE                    37607
DOMINION RESOURCES INC         COM              25746U109      218     5000 SH       SOLE                     5000
DUKE ENERGY CORP               COM              26441c105      679    38315 SH       SOLE                    38315
EMC CORP MASS                  COM              268648102     1340    65980 SH       SOLE                    65980
EXXON MOBIL CORP               COM              30231g102     2694    43598 SH       SOLE                    43598
FIRST BANCORP INC.             COM              31866p102      334    24115 SH       SOLE                    24115
FRONTIER COMMUNICATIONS CORP   COM              35906A108      366    44756 SH       SOLE                    44756
GENERAL ELECTRIC               COM              369604103     3496   215149 SH       SOLE                   215149
GENERAL MILLS INC              COM              370334104      596    16300 SH       SOLE                    16300
GENZYME CORP GENERAL DIVISION  COM              372917104      370     5233 SH       SOLE                     5233
GOLDMAN SACHS                  COM              38141g104      267     1846 SH       SOLE                     1846
GOOGLE INC-CL A                COM              38259p508      238      453 SH       SOLE                      453
GRAFTECH INTERNATIONAL LTD     COM              384313102      188    12000 SH       SOLE                    12000
H.J. HEINZ & CO                COM              423074103      744    15708 SH       SOLE                    15708
IMMUNOMEDICS INC.              COM              452907108       64    20000 SH       SOLE                    20000
INDEPENDENT BANK CORP MA       COM              453836108     1211    53755 SH       SOLE                    53755
INTEL CORP                     COM              458140100      817    42577 SH       SOLE                    42577
INTERNATIONAL BUSINESS MACHINE COM              459200101     1739    12967 SH       SOLE                    12967
ISHARES LEHMAN 1-3 YEAR TRS BD COM              464287457      270     3195 SH       SOLE                     3195
ISHARES TR S & P 100 INDEX FD  COM              464287101      329     6388 SH       SOLE                     6388
JOHNSON & JOHNSON              COM              478160104     5517    89036 SH       SOLE                    89036
KINDER MORGAN ENERGY PARTNERS  COM              494550106      548     8000 SH       SOLE                     8000
LAKELAND BANCORP INC           COM              511637100      211    25000 SH       SOLE                    25000
MCDONALDS CORP.                COM              580135101      229     3075 SH       SOLE                     3075
MERCK & COMPANY                COM              58933Y105     2416    65637 SH       SOLE                    65637
MICROSOFT                      COM              594918104     2277    92980 SH       SOLE                    92980
NUCOR CORP                     COM              670346105      235     6152 SH       SOLE                     6152
PEPSICO                        COM              713448108     2223    33461 SH       SOLE                    33461
PFIZER                         COM              717081103     4278   249143 SH       SOLE                   249143
PHARMATHENE INC                COM              71714g102      110    72500 SH       SOLE                    72500
PHILIP MORRIS INTERNATIONAL    COM              718172109      667    11900 SH       SOLE                    11900
PNC BANK                       COM              693475105      208     4000 SH       SOLE                     4000
PROCTER & GAMBLE               COM              742718109     1955    32596 SH       SOLE                    32596
RADNET INC                     COM              750491102      120    50000 SH       SOLE                    50000
SCHLUMBERGER LTD               COM              806857108      239     3882 SH       SOLE                     3882
SOUTHERN CO COM                COM              842587107      439    11781 SH       SOLE                    11781
SPDR S&P 500 ETF TRUST         COM              78462f103      485     4248 SH       SOLE                     4248
US BANCORP                     COM              902973304      209     9650 SH       SOLE                     9650
VALLEY NATIONAL BANCORP        COM              919794107      207    16050 SH       SOLE                    16050
VERIZON COMMUNICATIONS         COM              92343v104     6214   190658 SH       SOLE                   190658
T. ROWE DIVERSIFIED MID CAP GR                  779585108      270 20562.3600SH      SOLE               20562.3600
T. ROWE PRICE EQUITY INCOME FU                  779547108      235 10973.5990SH      SOLE               10973.5990
VANGUARD INDEX EXTENDED MARKET                  922908207      370 10248.3940SH      SOLE               10248.3940